FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Schedule of financial assets and liabilities measured at fair value

	Financial Assets at Fair Value as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total

	(HK$ in thousands)
Short-term investments (1)	164,187	—	—	164,187
Other financial assets	51,606	—	—	51,606
Total financial assets, measured at fair value	215,793	—	—	215,793

	Financial Liabilities at Fair Value as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total

	(HK$ in thousands)
Other financial liabilities (2)	—	(5,827)	—	(5,827)
Total financial liabilities, measured at fair value	—	(5,827)	—	(5,827)

	Financial Assets at Fair Value as of
	December 31, 2025
	Level 1	Level 2	Level 3	Total

	(HK$ in thousands)

Short-term investments (1)	1,149,028	1,115,407	—	2,264,435
Other equity investments (3)	5,514	—	—	5,514
Total financial assets, measured at fair value	1,154,542	1,115,407	—	2,269,949
(1)	The amounts of short-term investments exclude investments in funds measured based on NAV per share, which are not classified in the fair value hierarchy. As of December 31, 2024 and 2025, the fair values of these investments in funds were HK$739,136 thousand and HK$1,459,862 thousand, respectively. The investments in funds include open-ended fixed income fund, which mainly invests in debt securities, and hybrid funds that invest in a variety of debt and equity securities. There were no unfunded commitments related to these investments in funds as of December 31, 2025, and certain investments in funds are subject to initial lock-up period of no more than 12 months. The Group invests in certain debt securities classified as available-for-sale debt securities under short-term investments. The non-listed debt securities are classified as Level 2 of the fair value hierarchy, and valued with quoted prices for identical debt securities from inactive markets.
(2)	The Group enters into currency futures contracts to manage currency exposure associated with anticipated receipts and disbursements occurring in a currency other than the functional currency of the entity. The currency futures contracts are valued using broadly distributed bank and broker prices, and are classified as Level 2 of the fair value hierarchy since inputs to their valuation can be generally corroborated by market data.
(3)	The amounts of other equity investments are adjusted for observable price changes based on the public trading price. Refer to Note 7 for details.

Schedule of amounts of financial instruments that are offset in the consolidated balance sheets

	Effects of offsetting on the balance sheet			Related amounts not offset
		Gross		Amounts
		amounts	Net amounts	subject to
		set off in the	presented in	master	Financial
	Gross	balance	the balance	netting	instrument	Net
As of December 31, 2024	amount	sheet	sheet	arrangements	collateral	amount

HK$ in thousands
Financial Assets
Amounts due from clearing organizations	12,038,178	(8,761,115)	3,277,063	—	—	3,277,063

Financial liabilities
Amounts due to clearing organizations	9,549,039	(9,045,643)	503,396	—	—	503,396

	Effects of offsetting on the balance sheet			Related amounts not offset
		Gross		Amounts
		amounts	Net amounts	subject to
		set off in the	presented in	master	Financial
	Gross	balance	the balance	netting	instrument	Net
As of December 31, 2025	amount	sheet	sheet	arrangements	collateral	amount

HK$ in thousands
Financial Assets
Amounts due from clearing organizations	20,396,274	(14,873,802)	5,522,472	—	—	5,522,472

Financial liabilities
Amounts due to clearing organizations	15,624,766	(14,873,802)	750,964	—	—	750,964